Quarterly Holdings Report
for
Fidelity® Magellan℠ ETF
October 31, 2025
MAE-NPRT1-1225
1.9900252.104
Common Stocks - 100.3%
	Shares	Value ($)
BRAZIL - 1.2%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
MercadoLibre Inc (a)	1,393	3,241,873
CANADA - 1.1%
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	1,213	3,192,243
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	17,348	5,211,860
UNITED STATES - 96.1%
Communication Services - 7.2%
Entertainment - 3.1%
Netflix Inc (a)	5,092	5,697,235
Spotify Technology SA (a)	4,297	2,815,910
		8,513,145
Interactive Media & Services - 4.1%
Meta Platforms Inc Class A	17,831	11,560,729
TOTAL COMMUNICATION SERVICES		20,073,874

Consumer Discretionary - 12.6%
Broadline Retail - 6.1%
Amazon.com Inc (a)	69,768	17,038,741
Hotels, Restaurants & Leisure - 4.1%
Booking Holdings Inc	774	3,930,171
Hilton Worldwide Holdings Inc	15,556	3,997,270
Marriott International Inc/MD Class A1	13,002	3,388,061
		11,315,502
Specialty Retail - 2.4%
AutoZone Inc (a)	879	3,229,824
O'Reilly Automotive Inc (a)	38,555	3,641,134
		6,870,958
TOTAL CONSUMER DISCRETIONARY		35,225,201

Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	5,314	4,843,445
Financials - 14.5%
Capital Markets - 6.3%
Ares Management Corp Class A	21,742	3,233,252
CME Group Inc Class A	14,050	3,730,135
KKR & Co Inc Class A	29,343	3,472,157
Moody's Corp	7,365	3,537,410
S&P Global Inc	7,523	3,665,281
		17,638,235
Financial Services - 5.4%
Apollo Global Management Inc	27,792	3,454,823
Mastercard Inc Class A	9,807	5,413,366
Visa Inc Class A	17,894	6,097,202
		14,965,391
Insurance - 2.8%
Arthur J Gallagher & Co	12,432	3,101,660
Brown & Brown Inc	11,646	928,652
Marsh & McLennan Cos Inc	18,402	3,278,316
Progressive Corp/The	3,008	619,648
		7,928,276
TOTAL FINANCIALS		40,531,902

Health Care - 2.8%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp (a)	39,450	3,973,404
Health Care Providers & Services - 1.4%
McKesson Corp	4,884	3,962,585
TOTAL HEALTH CARE		7,935,989

Industrials - 18.7%
Aerospace & Defense - 4.9%
GE Aerospace	18,803	5,809,187
HEICO Corp Class A	15,816	3,918,098
TransDigm Group Inc	2,944	3,852,253
		13,579,538
Building Products - 1.8%
Trane Technologies PLC	11,093	4,976,874
Commercial Services & Supplies - 3.2%
Cintas Corp	16,745	3,068,857
Republic Services Inc	14,460	3,011,150
Waste Connections Inc (United States)	16,884	2,831,109
		8,911,116
Construction & Engineering - 1.7%
Quanta Services Inc	10,459	4,697,451
Electrical Equipment - 1.9%
Eaton Corp PLC	13,869	5,291,856
Ground Transportation - 1.6%
Uber Technologies Inc (a)	46,761	4,512,437
Machinery - 1.2%
Westinghouse Air Brake Technologies Corp	16,880	3,450,947
Professional Services - 1.2%
Verisk Analytics Inc	15,875	3,472,815
Trading Companies & Distributors - 1.2%
United Rentals Inc	3,718	3,239,046
TOTAL INDUSTRIALS		52,132,080

Information Technology - 34.8%
Communications Equipment - 2.7%
Arista Networks Inc	22,659	3,573,098
Motorola Solutions Inc	9,817	3,992,672
		7,565,770
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	34,988	4,875,227
Semiconductors & Semiconductor Equipment - 17.9%
Broadcom Inc	38,840	14,356,429
KLA Corp	4,055	4,901,441
NVIDIA Corp	150,713	30,517,875
		49,775,745
Software - 12.5%
Cadence Design Systems Inc (a)	15,043	5,094,914
Microsoft Corp	47,972	24,840,381
Synopsys Inc (a)	10,236	4,645,302
		34,580,597
TOTAL INFORMATION TECHNOLOGY		96,797,339

Materials - 3.8%
Chemicals - 1.3%
Linde PLC	8,874	3,711,994
Construction Materials - 2.5%
Martin Marietta Materials Inc	6,524	3,999,865
Vulcan Materials Co	9,708	2,810,466
		6,810,331
TOTAL MATERIALS		10,522,325

TOTAL UNITED STATES		268,062,155
TOTAL COMMON STOCKS (Cost $222,432,206)		279,708,131

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $222,432,206)	279,708,131
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(702,040)
NET ASSETS - 100.0%	279,006,091

Legend

(a)	Non-income producing.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.